Equity Method and Other Investment - Schedule Of Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Carrying Value	$ 198,163	$ 214,940		$ 203,719
Cost Basis	265,589	245,309
Investments Held By WeCap Holdings Partnership [Member]
Schedule of Investments [Line Items]
Carrying Value		61,688		66,002
Cost Basis		63,413
Investments Held By WeCap Holdings Partnership [Member] | Equity Method Investments and Notes Receivables [Member]
Schedule of Investments [Line Items]
Carrying Value	72,769	61,688
Cost Basis	74,147
Wpi Fund [Member] | Equity Method Investments [Member]
Schedule of Investments [Line Items]
Carrying Value	82,261	63,301		54,387
Cost Basis	$ 52,805	52,805
Percentage Ownership	8.00%		8.00%
India Co [Member] | Convertible Debt Securities [Member]
Schedule of Investments [Line Items]
Carrying Value	$ 39,275	49,849		5,541
Cost Basis	105,248	90,248
China Co [Member] | Equity Method Investments [Member]
Schedule of Investments [Line Items]
Carrying Value		29,323		0
Cost Basis	$ 29,323	29,323
Percentage Ownership	21.60%		21.60%
Creator Fund Investments [Member] | Miscellaneous Investments [Member]
Schedule of Investments [Line Items]
Carrying Value		0		38,162
Cost Basis		0
Other [Member] | Miscellaneous Investments [Member]
Schedule of Investments [Line Items]
Carrying Value	$ 3,858	10,779		$ 39,627
Cost Basis	$ 4,066	$ 9,520